Property and Equipment, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property and Equipment, Net
Total property and equipment	$ 85.1	$ 78.0
Less accumulated depreciation	(55.5)	(49.0)
Property and equipment, net	29.6	29.0
Depreciation	13.9	18.1	$ 9.3
Computer equipment and software
Property and Equipment, Net
Total property and equipment	74.1	66.2
Office furniture and fixtures
Property and Equipment, Net
Total property and equipment	2.2	1.9
Leasehold improvements
Property and Equipment, Net
Total property and equipment	$ 8.8	$ 9.9